Statement of financial position, current/non-current	12 Months Ended
Dec. 31, 2022
Statement of financial position [abstract]
Financial Income and Expenses	FINANCIAL INCOME AND EXPENSES

Financial income and expenses	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31

Interest income	1,442	274	137
Foreign exchange gain	4,983	8,876	7,470
Financial income from renegotiating the convertible bond debt OCEANE	0	35,578	0
Other financial income	119	52	605
TOTAL - Financial income	6,544	44,780	8,212
Financial expenses
Interest expenses	(11,643)	(4,846)	(4,341)
Interest expenses for leases	(134)	(109)	(69)
Foreign exchange losses	(13,508)	(2,163)	(340)
Other financial expenses	(11)	(5)	(8)
TOTAL - Financial expenses	(25,296)	(7,122)	(4,758)
FINANCIAL GAIN (LOSS)	(18,752)	37,658	3,453
Interest income recognized is almost exclusively related to current financial assets. Other financial income similarly is almost exclusively related to accrued interest income for ongoing current financial assets at the end of the year.
The financial expenses are related to the interest of the OCEANEs and they mainly relate to the payment of coupons at the rate of 3.5% and the amortization of the discount of the bond debt at the effective interest rate of 8.8% to accrete the bond debt up to the amount that will be repaid (or converted) at maturity, recognizing a theoretical annual interest accrual as a result of the accretion on the period of an amount equivalent to the equity component at an effective interest rate.
The portion of financial gain related to currency exchange is a net gain of €7,130 in 2022 notably due to the difference in currency exchange recognized on the cash equivalents and other current financial assets in US dollars, as GENFIT has decided to keep some of its cash in US dollars. See Note 13 “Cash and cash equivalents”. These cash investments in US dollars are to be used to pay directly expenses in US dollars (natural currency hedge).
As a reminder, financial income in 2021 included notably the one-time buyback bonus of €35.6 million issued from the renegotiation of the OCEANEs completed in said year.

Summary of Financial Income and Expenses

Financial income and expenses	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31

Interest income	1,442	274	137
Foreign exchange gain	4,983	8,876	7,470
Financial income from renegotiating the convertible bond debt OCEANE	0	35,578	0
Other financial income	119	52	605
TOTAL - Financial income	6,544	44,780	8,212
Financial expenses
Interest expenses	(11,643)	(4,846)	(4,341)
Interest expenses for leases	(134)	(109)	(69)
Foreign exchange losses	(13,508)	(2,163)	(340)
Other financial expenses	(11)	(5)	(8)
TOTAL - Financial expenses	(25,296)	(7,122)	(4,758)
FINANCIAL GAIN (LOSS)	(18,752)	37,658	3,453

Commitments	COMMITMENTS
Obligations under the terms of subcontracting agreements
The Group enters into contracts for its business needs with clinical research organizations (CROs) for clinical trials, as well as with Contract Manufacturing Organizations (CMOs) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Group’s agreements generally provide for termination with specified periods of advance notice.
Such agreements are generally cancellable contracts and not included in the description of the Group’s contractual obligations and commitments.
Obligations under the terms of license and collaboration agreements
The Company has entered into a licensing agreement with Genoscience Pharma whereby we are obligated to pay royalties and milestone payments based on future events that are uncertain and therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2022. Refer to Note 24 "Provisions".
Obligations related to the Versantis acquisition
The company entered into an agreement with the former shareholders of Versantis whereby we are obligated to pay milestone payments based on future events that are uncertain and there therefore they constitute contingent liabilities not recognized in the Company's consolidated financial statements for the period ending December 31, 2022. Refer to Note 2.1.
Obligations under the terms of lease agreements
The Company has guaranteed its rental payment obligation under the lease agreement for the headquarters in Loos, France in the amount of €600 at December 31, 2022, €600 at December 31, 2021.
Contingent assets
The Company has entered into a licensing agreement with Terns Pharma whereby we could receive milestone payments based on future events that are uncertain and therefore they constitute contingent assets not recognized in the Company's consolidated financial statements for the period ending December 31, 2022.
Milestones include Development Milestone Payments upon the achievement of the development milestones for the licensed product and Commercial Milestone Payments upon the achievement of commercial milestones depending on reaching certain aggregate thresholds. There are also potential mid-teen royalties based on sales by Terns Pharmaceuticals in Greater China. The potential Development and Commercial Milestone payments may represent up to $193 million .
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Related Parties	RELATED PARTIES
Compensation of key management personnel

The aggregate compensation of the members of the Company’s Board of Directors (including the Chairman of the Board) and to the Chief Executive Officer includes the following:

	Year ended
(in € thousands)	2020/12/31	2021/12/31	2022/12/31
Fixed compensation owed	518	518	585
Variable compensation owed	71	163	169
Attendance fees - board of Directors	456	488	421
Contributions in-kind	26	23	21
Share-based payments	41	58	74
Employer contributions	405	443	410
Consulting fees	0	0	0
TOTAL	1,517	1,693	1,680
Biotech Avenir
Biotech Avenir SAS is a holding company incorporated in 2001 by the Company's founders. Most of its share capital is currently held by individuals, i.e. the four co-founders of the Company and twelve Company employees.
Jean-François Mouney, the Chairman of the Company, is also the Chairman of Biotech Avenir SAS.
At December 31, 2022, Biotech Avenir SAS held 3.79% of the share capital of the Company.
The Company did not carry out any transactions with Biotech Avenir in 2022, 2021, or 2020, with the exception of the domiciliation without charge.
Ipsen Pharma SAS
The licensing agreement signed with Ipsen Pharma SAS in December 2021 provides for a certain number of service agreements that were signed with the Company in 2022, notably the Inventory Purchase Agreement and the Transition Services Agreement.
These agreements cover support for Ipsen in future proceedings and processes (other than knowledge transfer) and the provision of drug tablets which Ipsen may require to execute its clinical trial. As per the agreement signed with Ipsen in December 2021, the prices under these agreements cover all costs borne by the Company to provide the relevant goods and services, without economic benefit for Ipsen.
See note 7.1 "Revenues and other income".